Property, Leasehold Improvements and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Leasehold Improvements and Equipment
Schedule of leasehold improvements and equipment

	December 31,	December 31,
	2018	2017
	Successor	Predecessor
Furniture & fixtures	$ 11,494	$ 25,677
Leasehold improvements	42,350	50,400
Equipment	6,601	28,744
Vehicles	2,575	3,141
	63,020	107,962
Less accumulated depreciation	(1,178)	(81,114)
	$ 61,842	$ 26,848